SCHEDULE DEPRECIATION METHOD OF PROPERTY AND EQUIPMENT (Details)	May 31, 2024		Nov. 30, 2023
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	23 years		23 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	47 years		47 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years		3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	15 years		15 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years		5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years		10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	15 years		15 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	[1]	5 years	[2]

[1]	Represent software that is non-detachable to the hardware.
[2]	Represent software that is non-detachable to the hardware.